Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Fair value of Purchase Consideration	The fair value of the purchase consideration was $49,787 in total as shown below:

Cash	$25,000
Note payable to seller	1,411
Fair value of rollover equity	23,376

Total purchase consideration	$49,787

Business Acquisition Adjustment in Assets and Liabilities

Adjustments for the following reasons to the previously reported provisional assets or liabilities were made:

Recorded liabilities that existed at acquisition date that had not been recorded	$115
Adjustment to reduce the value of certain inventory based on obtaining additional information	460
Eliminate value assigned to fixed assets determined not to exist at date of acquisition	262
Increase reserves for potential product liability suits based on additional information	3,199
Adjustment to reserves for workers compensation claims based on additional information	69
Adjustment to taxes payable to match actual tax liability	(270)

Total	$3,835

Schedule Of Changes in Purchase Price Allocation

The balance sheet at December 31, 2014 was restated to reflect the above changes to the purchase price allocation as follows:

Account	Provisional amount recorded	Adjustment to purchase price allocation	Revised provisional amount recorded
Goodwill	$26,744	$3,835	$30,579
Inventory	$27,217	$(460)	$26,757
Fixed assets	$19,177	$(262)	$18,915
Accrued expenses	$(3,975)	$(3,382)	$(7,357)
Taxes payable	$(16,500)	$269	$(16,231)

Schedule of Purchase Price Allocation

The following table summarizes the final allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed at the date of acquisition:

Purchase price allocation:

Cash	$2
Accounts receivable	18,232
Prepaid expenses	71
Inventory	26,757
Total fixed assets	18,915
Customer relationships	16,000
Trade name and trademarks	7,000
Patented and unpatented technology	8,000
Goodwill	30,579
Deferred financing costs	2,767
Accounts payable	(9,459)
Accrued expenses	(7,358)
Taxes payable	(16,230)
Accrued pension liability	(839)
Assumption of non-recourse debt	(44,650)

Net assets acquired	$49,787